FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities recorded at fair value
Measurement of financial leveraging index

		12/31/2019
	12/31/2020	(*)
Total loans, financing and debentures	47,002,033	47,899,641
(-) Cash and cash equivalents	(286,607)	(335,307)
(-) Marketable securities	(13,993,294)	(10,742,766)
Net debt	32,722,132	36,821,568
(+) Total Shareholders' Equity	73,751,294	71,159,265
Total Capital	106,473,426	107,980,833
Financial leverage index	31%	34%

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value

			12/31/2019
	Level	12/31/2020	(*)
FINANCIAL ASSETS
Amortized cost		26,102,060	28,622,140
Loans and financing		10,924,899	14,276,816
Reimbursement Rights		5,588,131	5,464,005
Financial Assets - Generation		2,096,717	2,077,912
Financial Assets - Itaipu		455,820	1,202,493
Customers		7,033,556	5,566,684
Marketable securities		2,937	34,230

Fair value through profit or loss		16,658,334	12,558,094
Marketable securities	2	13,990,357	10,708,536
Decommissioning Fund	2	1,753,827	1,222,393
Cash and cash equivalents	2	286,607	335,307
Derivative Financial Instruments	2	627,543	291,858

Fair value through other comprehensive income		2,093,279	2,056,990
Investments (Equity Holdings)	1	2,093,279	2,056,990

FINANCIAL LIABILITIES
Amortized cost		53,687,417	54,090,209
Loans, financing and debentures		47,002,033	47,899,641
Reimbursement obligations		1,640,767	1,796,753
Suppliers		3,920,607	3,113,612
Leases		1,053,194	1,207,189
Concessions Payable UBP		70,816	73,014

Fair value through profit or loss		10,014	5,683
Derivative Financial Instruments	2	10,014	5,683

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Level 1 - quoted prices (not adjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (which may or may not be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or where these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

Schedule of analysis of non-derivative financial liabilities by maturity

	12/31/2020
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	19,443,434	8,885,947	15,101,480	16,174,660	59,605,521
Loans, financing and debentures	13,678,958	8,798,046	14,756,060	15,580,546	52,813,610
Suppliers	3,904,051	16,556	—	—	3,920,607
Reimbursement Obligations	1,618,508	22,259	—	—	1,640,767
Commercial leasing	237,055	44,423	332,794	545,449	1,159,721
Concessions Payable UBP	4,862	4,663	12,626	48,665	70,816

	12/31/2019
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	15,412,375	19,696,974	11,600,831	15,876,498	62,586,678
Loans, financing and debentures	10,276,295	19,452,195	10,945,005	15,599,572	56,273,067
Suppliers	3,092,676	20,936	—	—	3,113,612
Reimbursement Obligations	1,796,753	—	—	—	1,796,753
Commercial leasing	242,055	219,635	643,834	224,708	1,330,232
Concessions Payable UBP	4,596	4,208	11,992	52,218	73,014

Risk of exchange rate appreciation:
Financial assets and liabilities recorded at fair value
Assumptions adopted

		Balance as of 12/31/2020		Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		currency	Reais	Probable 2020¹	(+25%)¹	(+50%)¹
	Loans and financing	(2,145,138)	(11,147,641)	57,278	(2,715,313)	(5,487,904)
USD	Loans granted	808,296	4,200,471	(21,581)	1,023,142	2,067,864
	Financial assets - Itaipu	272,504	1,416,128	(7,282)	344,929	697,141
	Impact on income	(1,064,338)	(5,531,042)	28,415	(1,347,242)	(2,722,899)

EURO	Loans and financing	(48,770)	(311,052)	(1,605)	(79,769)	(157,933)
	Impact on income	(48,770)	(311,052)	(1,605)	(79,769)	(157,933)

Impact on income of exchange rate appraisal			—	26,810	(1,427,011)	(2,880,832)

(¹) Assumptions adopted:			12/31/2020	Probable	+25%	+50%
	USD		5.20	5.17	6.46	7.76
	EURO		6.38	6.41	8.01	9.62
	YEN		0.05	0.05	0.06	0.08

Interest rate appreciation risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, sensitivity analysis

			Effect on income
		Balance as of	Scenario I -	Scenario II	Scenario III
		12/31/2020	Probable 2020 ¹	(+25%) ¹	(+50%) ¹
CDI	Loans, financing and debentures	(18,968,978)	(550,373)	(687,966)	(825,559)
	Impact on income	(18,968,978)	(550,373)	(687,966)	(825,559)

SELIC	Loans, financing and debentures	(7,094,597)	(212,838)	(266,047)	(319,257)
	Right of reimbursement	2,501,312	75,039	93,799	112,559
	Impact on income	(4,593,285)	(137,799)	(172,248)	(206,698)

TJLP	Loans, financing and debentures	(5,260,994)	(248,555)	(310,694)	(372,833)
	Impact on income	(5,260,994)	(248,555)	(310,694)	(372,833)

IGPM	Loans granted	192,935	20,065	25,082	30,098
	Lease liabilities	(1,053,194)	(109,532)	(136,915)	(164,298)
	Impact on income	(860,259)	(89,467)	(111,833)	(134,200)

	Loans, financing and debentures	(4,877,059)	(164,357)	(205,446)	(246,535)
IPCA	Loans granted	129,541	4,366	5,457	6,548
	Reimbursement Rights	3,086,819	104,026	130,032	156,039
	Impact on income	(1,660,699)	(55,965)	(69,957)	(83,948)

Impact on income of the indexes			(1,082,159)	(1,352,698)	(1,623,238)

(¹) Assumptions adopted:		12/31/2020	Probable	+25%	+50%
	CDI	1.90%	2.90%	3.63%	4.35%
	SELIC	2.00%	3.00%	3.75%	4.50%
	TJLP	4.55%	4.72%	5.91%	7.09%
	IGPM	23.14%	10.40%	13.00%	15.60%
	IPCA	4.38%	3.37%	4.21%	5.06%

Price risk
Financial assets and liabilities recorded at fair value
Impact of each scenario on company results, sensitivity analysis

Embedded derivative	Probable	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply (40.4.1)	627,543	470,657	313,772	784,429	941,315
Conversion option into shares (40.4.2)	10,014	10,014	5,007	12,518	15,021

LIBOR
Financial assets and liabilities recorded at fair value
Assumptions adopted

		Debt balance / Notional
		Amount on 12/31/2020		Effect on income - revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2020 ¹	(+25%) ¹	(+50%) ¹
LIBOR	Loans and financing	(118,216)	(614,331)	(278)	(348)	(417)
	Derivative financial instruments	(1,927)	(10,014)	(5)	(6)	(7)
	Total	(120,143)	(624,345)	(283)	(354)	(424)

	(¹ )Assumptions adopted:		12/31/2020	Probable	25%	50%
	USD		5.20	5.17	6.46	7.76
	LIBOR		0.26%	0.23%	0.29%	0.35%